Net Loss Per Share	6 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	May 31, 2025
Net Loss Per Share [Line Items]
NET LOSS PER SHARE

19. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,363,270)	$(4,267,806)	(2,824,647)
Denominator:
Basic and diluted weighted average shares outstanding	7,351,784	5,453,103	4,521,133

Net loss per share attributable to Aptorum Group Limited(1)
Basic and diluted loss per share	$(0.19)	$(0.78)	(0.62)

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive. For the year ended December 31, 2025, 2024 and 2023, the total number of share options, warrants and convertible notes excluded from the calculation of diluted earnings per share due to their anti-dilutive nature, are 3,452,457, 1,392,277 and 1,293,723, respectively.

DiamiR Biosciences Corp. [Member]
Net Loss Per Share [Line Items]
NET LOSS PER SHARE

NOTE 12 — LOSS PER SHARE

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive in the nine months ended February 28:

	2026	2025
Stock options	441,750	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336

Additional shares are issuable under the Company’s convertible notes, the amount of which is dependent on future events.

NOTE 13 — LOSS PER SHARE

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336

Additional shares are issuable under the Company’s convertible notes, the amount of which is dependent on future events.